Schedule of movements of allowance for doubtful accounts (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Credit Loss [Abstract]
Allowance for doubtful accounts, beginning balance of the year	$ 208,273	$ 284,542	$ 143,426
Addition	26,387	36,051	141,116
Allowance for doubtful accounts, ending balance of the year	$ 234,660	$ 320,593	$ 284,542